Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Interest income		kr 3,528	kr 3,724	kr 4,981	kr 7,252	kr 10,060	kr 19,315
Interest expenses		(2,866)	(3,014)	(4,215)	(5,880)	(8,524)	(16,257)
Net interest income		662	710	766	1,372	1,536	3,058
Net fee and commission expense		(12)	(11)	(12)	(23)	(23)	(46)
Net results of financial transactions		(29)	33	(16)	4	(51)	(40)
Total operating income		621	732	738	1,353	1,462	2,972
Personnel expenses		(125)	(118)	(130)	(243)	(238)	(445)
Other administrative expenses		(59)	(56)	(60)	(115)	(117)	(229)
Depreciation and impairment of non-financial assets		(15)	(14)	(16)	(29)	(32)	(84)
Total operating expenses		(199)	(188)	(206)	(387)	(387)	(758)
Operating profit before credit losses		422	544	532	966	1,075	2,214
Net credit losses		(71)	33	46	(38)	(281)	(93)
Operating profit		351	577	578	928	794	2,121
Tax expenses		(72)	(119)	(119)	(191)	(164)	(438)
Net profit	[1]	279	458	459	737	630	1,683
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		(1)	4	24	3	16	56
Tax on items to be reclassified to profit or loss		1	(1)	(5)	0	(3)	(12)
Net items to be reclassified to profit or loss		0	3	19	3	13	44
Items not to be reclassified to profit or loss
Own credit risk		54	1	22	55	97	320
Revaluation of defined benefit plans		0	0	1	0	2	(9)
Tax on items not to be reclassified to profit or loss		(12)	0	(5)	(12)	(20)	(64)
Net items not to be reclassified to profit or loss		42	1	18	43	79	247
Total other comprehensive income		42	4	37	46	92	291
Total comprehensive income	[1]	kr 321	kr 462	kr 496	kr 783	kr 722	kr 1,974
Basic earnings per share (in SEK per share)	[2]	kr 70	kr 115	kr 115	kr 185	kr 158	kr 422
Diluted earnings per share (in SEK per share)	[2]	kr 70	kr 115	kr 115	kr 185	kr 158	kr 422

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.